Shareholder Report, Holdings (Details) - C000237976 [Member]	Jul. 31, 2024
Roche Holding AG - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
British American Tobacco PLC - ADR Member [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Novartis AG - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BAE Systems PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Banco Bilbao Vizcaya Argentaria SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
DHL Group - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AstraZeneca PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BP PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%